Shareholder Report, Average Annual Return (Details)			6 Months Ended		12 Months Ended	60 Months Ended	65 Months Ended	113 Months Ended	120 Months Ended
	Dec. 31, 2018	Dec. 19, 2014	May 31, 2024	May 31, 2014	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2024
C000142876
Average Annual Return [Line Items]
Line Graph and Table Measure Name					North Star Bond Fund
C000125620
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Dividend Fund
C000125617
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Micro Cap Fund
C000106067
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
C000106068
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Opportunity Fund
C000241410
Average Annual Return [Line Items]
Line Graph and Table Measure Name				North Star Small Cap Value Fund
C000241411
Average Annual Return [Line Items]
Line Graph and Table Measure Name					North Star Small Cap Value Fund
Without Sales Load [Member] | C000142876
Average Annual Return [Line Items]
Average Annual Return, Percent			2.99%		5.91%	1.51%		1.89%
Without Sales Load [Member] | C000125620
Average Annual Return [Line Items]
Average Annual Return, Percent			11.02%		17.90%	7.31%			6.05%
Without Sales Load [Member] | C000125617
Average Annual Return [Line Items]
Average Annual Return, Percent			17.12%		27.34%	11.22%			6.94%
Without Sales Load [Member] | C000106067
Average Annual Return [Line Items]
Average Annual Return, Percent			11.68%		17.30%	8.73%			6.22%
Without Sales Load [Member] | C000106068
Average Annual Return [Line Items]
Average Annual Return, Percent			11.49%		17.00%	8.46%			6.01%
Without Sales Load [Member] | C000241410
Average Annual Return [Line Items]
Average Annual Return, Percent			20.24%		26.49%	10.81%			6.51%
Without Sales Load [Member] | C000241411
Average Annual Return [Line Items]
Average Annual Return, Percent			20.34%		26.81%	11.06%	11.57%
Bloomberg Intermediate U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Intermediate Aggregate Bond Index
Average Annual Return, Percent			2.07%		1.99%	0.22%		1.20%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			16.35%		28.19%	15.80%			12.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			16.35%		28.19%	15.80%			12.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			16.35%		28.19%	15.80%			12.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			16.35%		28.19%	15.80%			12.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			16.35%		28.19%	15.80%			12.69%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			16.35%		28.19%	15.80%	16.69%
Bloomberg Ba to B U.S. High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Ba to B U.S. High Yield Index
Average Annual Return, Percent			4.88%		10.50%	4.28%		4.78%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Average Annual Return, Percent			13.81%		25.41%	10.47%			7.00%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Average Annual Return, Percent			13.81%		25.41%	10.47%			7.00%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Average Annual Return, Percent			12.21%		19.14%	9.53%			7.51%
S&P Target Risk Aggressive Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P Target Risk Aggressive Index
Average Annual Return, Percent			12.21%		19.14%	9.53%			7.51%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Morningstar US Small Value TR USD
Average Annual Return, Percent			13.81%		25.41%	10.47%			7.00%
Morningstar US Small Value TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar US Small Value TR USD
Average Annual Return, Percent			13.81%		25.41%	10.47%	10.83%